Venezuela (Details) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011 Venezuela Inflationary Accounting [Member] USD ($)	Sep. 30, 2010 Venezuela Inflationary Accounting [Member] USD ($)	Jan. 08, 2010 Venezuela Inflationary Accounting [Member]
Intercompany Foreign Currency Balance [Line Items]
Devaluation and other impacts		$ (1.8)	$ 18.3
Foreign Currency Transaction Gain (Loss), before Tax		1.8	(18.3)
Inflation Rate Threshold To Determine a Highly Inflationary Economy	100.00%
Net Assets Subject to Foreign Currency Translation			$ 39
Foreign Currency Exchange Rate, After Government Devaluation				4.30
Foreign Currency Exchange Rate, Translation			5.60